Significant accounting policies - Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2023
Minimum | Mining assets
Significant Accounting Policies [Line Items]
Useful life (in years)	5 years
Minimum | Energy generating assets
Significant Accounting Policies [Line Items]
Useful life (in years)	5 years
Minimum | Buildings
Significant Accounting Policies [Line Items]
Useful life (in years)	4 years
Minimum | Supplies and accessories
Significant Accounting Policies [Line Items]
Useful life (in years)	4 years
Minimum | Office equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	5 years
Minimum | Transport equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	6 years
Minimum | Network and communication equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	4 years
Minimum | IT equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	4 years
Minimum | Machinery, plant and equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	3 years
Minimum | Other fixed assets
Significant Accounting Policies [Line Items]
Useful life (in years)	3 years
Top of range | Mining assets
Significant Accounting Policies [Line Items]
Useful life (in years)	10 years
Top of range | Energy generating assets
Significant Accounting Policies [Line Items]
Useful life (in years)	16 years
Top of range | Buildings
Significant Accounting Policies [Line Items]
Useful life (in years)	25 years
Top of range | Supplies and accessories
Significant Accounting Policies [Line Items]
Useful life (in years)	15 years
Top of range | Office equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	10 years
Top of range | Transport equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	20 years
Top of range | Network and communication equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	12 years
Top of range | IT equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	11 years
Top of range | Machinery, plant and equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	24 years
Top of range | Other fixed assets
Significant Accounting Policies [Line Items]
Useful life (in years)	20 years
Average | Mining assets
Significant Accounting Policies [Line Items]
Useful life (in years)	8 years
Average | Energy generating assets
Significant Accounting Policies [Line Items]
Useful life (in years)	8 years
Average | Buildings
Significant Accounting Policies [Line Items]
Useful life (in years)	13 years
Average | Supplies and accessories
Significant Accounting Policies [Line Items]
Useful life (in years)	8 years
Average | Office equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	6 years
Average | Transport equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	9 years
Average | Network and communication equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	7 years
Average | IT equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	7 years
Average | Machinery, plant and equipment
Significant Accounting Policies [Line Items]
Useful life (in years)	11 years
Average | Other fixed assets
Significant Accounting Policies [Line Items]
Useful life (in years)	9 years